INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 9 – INTANGIBLE ASSETS

 Intellectual property included the following intangible assets acquired by the Company:

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$6.7 million originally recorded as a result of the acquisition of Agalimmune, primarily related to its main drug candidate, AGI-134 (see Note 1a). In December 2023, the Company made a decision to terminate the development of AGI-134. Accordingly, the intellectual property related to AGI-134 was written-off in the 2023 financial statements.

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$15.0 million associated with BL-8040 were recorded following an amendment to the in-licensing agreement with Biokine Therapeutics Ltd. (“Biokine”). This amendment reduced the payments owed by the Company on sublicense receipts (as defined in the license agreement) from 40% to 20%. This intellectual property is amortized proportionally with the revenues recognized from the licensing transaction with HST and Gloria in Asia (see Note 16), and with Ayrmid for the rest of the world (excluding solid tumors) (see Note 17). During the period of self-commercialization in the U.S. of motixafortide in 2024, this intellectual property was amortized in accordance with the lifespan of the patents in the U.S. In addition, as a result of an impairment review of its remaining rights to motixafortide in solid tumor indications in the fourth quarter of 2024, the Company recorded an impairment loss of $1.0 million. Sensitivity tests on impairment of the remaining rights to motixafortide in solid tumor indications were carried out as of December 31, 2024, by increasing the WACC by 0.5% and by decreasing the annual growth rate of new cases by 0.5%. Such changes, if realized, would result in additional impairment charges of $0.7 million and $0.6 million, respectively.

Set forth below are the composition of intangible assets and the related accumulated depreciation, grouped by major classifications:

	Cost					Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Disposal	Balance at	Balance at	Additions	Deletions	Impairment	Balance at	Net book value
	beginning	during	during	during	end of	beginning	during	during	during	end of	December 31,
	of year	year	year	year	year	of year	year	year	year	year	2023	2024
			in USD thousands					in USD thousands			in USD thousands
Composition in 2023
Intellectual property	21,792	-	-	450	21,342	96	-	-	6,703	6,799	14,543	-
Computer software	801	181	-	-	982	612	59	-	-	671	311	-
	22,593	181	-	450	22,324	708	59	-	6,703	7,470	14,854	-
Composition in 2024
Intellectual property	21,342	-	-	3,323	18,019	6,799	-	-	1,010	7,809	14,543	10,210
Computer software	982	1	185	-	798	671	73	185	-	559	311	239
	22,324	1	185	3,323	18,817	7,470	73	185	1,010	8,368	14,854	10,449